Offerings	Mar. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common stock, par value $0.0000025 per share, 2021 Equity Incentive Plan
Amount Registered | shares	8,503,382
Proposed Maximum Offering Price per Unit	21.28
Maximum Aggregate Offering Price	$ 180,951,968.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,989.47
Offering Note	Offering Note Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Class A Common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of Class A Common stock. (1) Represents additional shares of Class A Common stock reserved for issuance under the Registrant's 2021 Equity Incentive Plan (the "2021 EIP") resulting from the annual 5% automatic increase in the number of authorized shares reserved for issuance under the 2021 EIP. The increase was effective as of February 1, 2026. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Registrant's Class A Common stock as reported by the Nasdaq Global Market on March 24, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common stock, par value $0.0000025 per share, 2021 Employee Stock Purchase Plan
Amount Registered | shares	1,700,676
Proposed Maximum Offering Price per Unit	18.09
Maximum Aggregate Offering Price	$ 30,765,228.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,248.68
Offering Note	Offering Note Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Class A Common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of Class A Common stock. (1) Represents additional shares of Class A Common stock reserved for issuance under the Registrant's 2021 Employee Stock Purchase Plan (the "2021 ESPP") resulting from the annual 1% automatic increase in the number of authorized shares reserved for issuance under the 2021 ESPP. The increase was effective as of February 1, 2026. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Registrant's Class A Common stock as reported by the Nasdaq Global Market on March 24, 2026, multiplied by 85%, which is the percentage of the trading price per share applicable to purchasers under the 2021 ESPP.